COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
Schedule of contractual commitments

Contractual
Commitments
2023	$120,628
2024	13,648
2025	10,490
2026	2,915
2027	2,764
Thereafter	4,047
Total	$154,492